Share capital - Summary of RSU And DSU Plan (Detail)	12 Months Ended
	Apr. 30, 2021	Apr. 30, 2020
RSU [member]
Disclosure of number of outstanding share options [line items]
Beginning balance	330,000	1,031,875
Expired	(220,000)	(701,875)
Exercised	(110,000)
Ending balance		330,000
DSU [member]
Disclosure of number of outstanding share options [line items]
Beginning balance	1,010,000	1,010,000
Exercised	(210,000)	0
Ending balance	800,000	1,010,000